Expense Example, No Redemption - Investor A, C and Institutional - BlackRock Inflation Protected Bond Portfolio - Investor C Shares	Apr. 30, 2021 USD ($)
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 147
Expense Example, No Redemption, 3 Years	471
Expense Example, No Redemption, 5 Years	833
Expense Example, No Redemption, 10 Years	$ 1,682